GEOGRAPHIC INFORMATION (Schedule of Total Revenues by Geograpical Areas) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 252,072	$ 234,404	$ 211,369
The United States [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		85,447	82,990	78,464
America - other [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		20,982	19,501	19,437
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	[1]	75,275	75,751	56,589
Germany [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues			23,863
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues		$ 70,368	$ 56,162	$ 56,879

[1]	Europe, the Middle East and Africa. For the year ended December 31, 2018, revenues from sales to customers located in Germany amounted to $ 23,863.